Premises And Equipment And Operating Leases (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Premises And Equipment And Operating Leases [Abstract]
Depreciation	$ 316	$ 248
Operating lease, Weighted average remaining lease term	4 years 3 months 18 days
Operating lease, Weighted average discount rate	6.57%
Operating lease costs	$ 404
Variable lease costs	$ 231